Share-based Payments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation expenses
Share-based compensation expenses	$ (36,790,447)	$ (12,456,263)	$ (7,596,949)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(1,765,664)	(721,531)	(292,866)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(2,821,468)	(381,326)	(169,100)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(16,831,098)	(3,275,228)	(897,133)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	$ (15,372,217)	$ (8,078,178)	$ (6,237,850)